AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                               AFBA Small Cap Fund
                           AFBA 5Star USA Global Fund

                     Supplement dated March 27, 2004 to the:
 Institutional Series Prospectus Relating to Class I Shares dated July 31, 2003


The "Fees and Expenses" table on page 13 of the prospectus and the "Fee Examples" on page 14 of the prospectus are amended and replaced with the following:


FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.


                                                                                      AFBA                    AFBA
                                        AFBA       AFBA         AFBA      AFBA       5STAR         AFBA      5STAR
                                       5STAR       5STAR       5STAR      5STAR    SCIENCE &      5STAR       USA
                                      BALANCED   HIGH YIELD    LARGE     MID CAP   TECHNOLOGY     SMALL      GLOBAL
                                        FUND        FUND      CAP FUND    FUND        FUND       CAP FUND     FUND
-------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).     None        None        None       None        None        None       None
   Maximum Deferred Sales Charge
     (Load)........................     None        None        None       None        None        None       None
   Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends.....................     None        None        None       None        None        None       None
   Exchange Fee....................     None        None        None       None        None        None       None
   Redemption Fee..................     None        None        None       None        None        None       None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees.................    0.80%        0.80%       0.80%      0.80%       0.80%       0.80%      0.80%
   Distribution (12b-1) Fees.......     None        None        None       None        None        None       None
   OTHER EXPENSES(1)...............    1.62%        3.77%       2.83%     27.10%      14.07%       6.48%      1.69%
-----------------------------------    -----        -----       -----     ------      ------       -----      -----
   Annual Fund Operating Expenses..    2.42%        4.57%       3.63%     27.90%      14.87%       7.28%      2.49%
   Less Fee Waivers/Expense
     Payments(2) ..................   (1.34%)      (3.49%)     (2.35%)   (26.62%)    (13.59%)     (6.00%)    (1.21%)
   --------------------------------   -------      -------     -------   --------     -------     -------    -------
   NET TOTAL ANNUAL FUND OPERATING
     EXPENSES......................    1.08%        1.08%       1.28%      1.28%       1.28%       1.28%      1.28%
                                       =====        =====       =====      =====       =====       =====      =====



1    "Other Expenses" are estimated for the current fiscal year.

2 The investment manager has entered into contractual agreements to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding Rule 12b-1 and shareholder service fees) to 1.08% for the period ending July 31, 2005 with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the investment manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding Rule 12b-1 and shareholder service fees) to 1.28% through July 31, 2005 for the AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund. Thereafter, the investment manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the investment manager may seek to recoup amounts it waived or expenses that it paid. The investment manager will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The investment manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

================================================================================


FEE EXAMPLE

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                 ------     -------    -------    --------
AFBA 5Star Balanced Fund(1)                       $110       $  626     $1,169     $ 2,654
AFBA 5Star High Yield Fund(1)                     $110       $1,064     $2,026     $ 4,468
AFBA 5Star Large Cap Fund(1)                      $117       $  646     $1,450     $ 3,557
AFBA 5Star Mid Cap Fund(1)                        $130       $4,668     $7,366     $10,243
AFBA 5Star Science & Technology Fund(1)           $130       $2,918     $5,183     $ 9,155
AFBA 5Star Small Cap Fund(1)                      $130       $1,606     $3,016     $ 6,267
AFBA 5Star USA Global Fund(1)                     $117       $  524     $1,088     $ 2,626


1 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER FOR THE PERIOD ENDING
  JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3,5, AND 10-YEAR EXAMPLES.

THE ABOVE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.


                Please keep this supplement for future reference.

                              AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                               AFBA Small Cap Fund
                           AFBA 5Star USA Global Fund

                    Supplement dated March 27, 2004 to the:
         Advisory Series Prospectus Relating to Class A, B and C Shares
                             dated July 31, 2003



The Annual Fund Operation Expenses table and Expense Examples for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund are replaced with the following:

ANNUAL FUND OPERATING EXPENSES


AFBA 5STAR LARGE CAP FUND
-------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                                      CLASS A         CLASS B         CLASS C
                                                                      -------         -------         -------
Management Fees...............................................         0.80%           0.80%           0.80%
Distribution and shareholder Service (12b-1) Fees.............         0.25%           1.00%           1.00%
Other Expenses................................................         2.88%           2.85%           2.86%
                                                                       -----           -----           -----
Total Annual Fund Operating Expenses..........................         3.93%           4.65%           4.66%
Less Fee Waivers/Expense Payments(1)..........................        (2.40%)         (2.37%)         (2.38%)
                                                                       -----           -----           -----
Net Total Annual Fund Operating Expenses......................         1.53%           2.28%           2.28%
                                                                       =====           =====           =====



AFBA 5STAR USA GLOBAL FUND
--------------------------


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                                      CLASS A         CLASS B         CLASS C
                                                                      -------         -------         -------
Management Fees...............................................         0.80%           0.80%           0.80%
Distribution and shareholder Service (12b-1) Fees.............         0.25%           1.00%           1.00%
Other Expenses................................................         1.66%           1.70%           1.76%
                                                                       -----           -----           -----
Total Annual Fund Operating Expenses..........................         2.71%           3.50%           3.56%
Less Fee Waivers/Expense Payments(1)..........................        (1.18%)         (1.22%)         (1.28%)
                                                                       -----           -----           -----
Net Total Annual Fund Operating Expenses......................         1.53%           2.28%           2.28%
                                                                       =====           =====           =====


-------------------------------------------------
1 The investment manager has entered into a contractual agreement to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star Global Fund for the period ending July 31, 2005. Thereafter, the investment manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the investment manager may seek to recoup amounts it waived or expenses that it paid. The investment manager will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The investment manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

===============================================================================


FEE EXAMPLES


AFBA 5STAR LARGE CAP FUND
-------------------------

                                                                  1 YEAR(3)   3 YEARS(3)   5 YEARS(3)    10 YEARS(3)
                                                                  --------    ----------   ---------     ----------
Class A(1)....................................................       $685       $1,237       $2,051        $4,161
Class B (assuming no redemption...............................       $218       $  948       $1,937        $4,441
Class B (assuming complete redemption at end of period)(2)....       $683       $1,273       $2,162        $4,441
Class C (assuming no redemption)..............................       $218       $  949       $1,940        $4,448
Class C (assuming complete redemption at end of period)(2)....       $316       $  949       $1,940        $4,448




AFBA 5STAR USA GLOBAL FUND
--------------------------

                                                                  1 YEAR(3)   3 YEARS(3)   5 YEARS(3)    10 YEARS(3)
                                                                  --------    ----------   ---------     ----------
Class A(1)....................................................       $685       $1,115      $1,689         $3,245
Class B (assuming no redemption...............................       $218       $  828      $1,590         $3,597
Class B (assuming complete redemption at end of period)(2)....       $683       $1,153      $1,815         $3,597
Class C (assuming no redemption)..............................       $218       $  835      $1,609         $3,643
Class C (assuming complete redemption at end of period)(2)....       $316       $  835      $1,609         $3,643


1 ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.
2 ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.
3 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER FOR THE PERIOD ENDING
  JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1 YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10 YEAR EXAMPLES.



                Please keep this supplement for future reference.